CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2018			¥ 594,493	¥ 675,280	¥ 1,696,890		¥ (15,596)	¥ (47,837)	¥ 4,077		¥ (157,987)		¥ 50,504
Cumulative effect of change in accounting principle	[1]				1,564
Net income (loss) attributable to NHI shareholders		¥ (6,010)			(6,010)
Cash dividends					(10,147)	[2]							(2,235)
Gain (loss) on sales of treasury stock					(852)
Stock-based compensation awards				5,778
Net change during the period							61,132
Pension liability adjustment		1,257						1,257
Own credit adjustments		3,340							3,340
Repurchases of common stock											(9,933)
Sales of common stock											0
Common stock issued to employees											5,328
Net income attributable to noncontrolling interests		(3,487)											3,487
Accumulated other comprehensive income attributable to noncontrolling interests													1,199
Purchase / sale of subsidiary shares, net													415
Other net change in noncontrolling interests													(8,137)
Balance at end of period at Sep. 30, 2018		2,846,010	594,493	681,058	1,681,445		45,536	(46,580)	7,417	¥ 6,373	(162,592)	¥ 2,800,777	45,233
Balance at beginning of year at Jun. 30, 2018			594,493	676,312	1,703,081		16,263	(47,117)	8,307		(154,114)		47,974
Net income (loss) attributable to NHI shareholders		(11,233)			(11,233)
Cash dividends					(10,147)	[3]							(655)
Gain (loss) on sales of treasury stock					(256)
Stock-based compensation awards				4,746
Net change during the period							29,273
Pension liability adjustment		537						537
Own credit adjustments		(890)							(890)
Repurchases of common stock											(9,931)
Sales of common stock											0
Common stock issued to employees											1,453
Net income attributable to noncontrolling interests		(1,997)											1,997
Accumulated other comprehensive income attributable to noncontrolling interests													450
Purchase / sale of subsidiary shares, net
Other net change in noncontrolling interests													(4,533)
Balance at end of period at Sep. 30, 2018		2,846,010	594,493	681,058	1,681,445		45,536	(46,580)	7,417	6,373	(162,592)	2,800,777	45,233
Balance at beginning of year at Mar. 31, 2019		2,680,793	594,493	687,761	1,486,825		17,833	(71,107)	24,224		(108,968)		49,732
Cumulative effect of change in accounting principle	[1]				5,592
Net income (loss) attributable to NHI shareholders		194,407			194,407
Cash dividends					(48,477)	[2]							(1,274)
Gain (loss) on sales of treasury stock				12
Stock-based compensation awards				(4,922)
Net change during the period							(38,635)
Pension liability adjustment		3,917						3,917
Own credit adjustments		(3,675)							(3,675)
Repurchases of common stock											(41,328)
Sales of common stock											0
Common stock issued to employees											9,926
Net income attributable to noncontrolling interests		(2,843)											2,843
Accumulated other comprehensive income attributable to noncontrolling interests													(440)
Purchase / sale of subsidiary shares, net													16,089
Other net change in noncontrolling interests													13,347
Balance at end of period at Sep. 30, 2019		2,788,175	594,493	682,851	1,638,347		(20,802)	(67,190)	20,549	(67,443)	(140,370)	2,707,878	80,297
Balance at beginning of year at Jun. 30, 2019			594,493	681,065	1,548,250		(13,843)	(68,860)	22,248		(100,627)		64,142
Net income (loss) attributable to NHI shareholders		138,574			138,574
Cash dividends					(48,477)	[3]							(305)
Gain (loss) on sales of treasury stock				(67)
Stock-based compensation awards				1,853
Net change during the period							(6,959)
Pension liability adjustment		1,670						1,670
Own credit adjustments		(1,699)							(1,699)
Repurchases of common stock											(41,327)
Sales of common stock											0
Common stock issued to employees											1,584
Net income attributable to noncontrolling interests		(1,787)											1,787
Accumulated other comprehensive income attributable to noncontrolling interests													419
Purchase / sale of subsidiary shares, net													15,422
Other net change in noncontrolling interests													(1,168)
Balance at end of period at Sep. 30, 2019		¥ 2,788,175	¥ 594,493	¥ 682,851	¥ 1,638,347		¥ (20,802)	¥ (67,190)	¥ 20,549	¥ (67,443)	¥ (140,370)	¥ 2,707,878	¥ 80,297

[1]	Represents the adjustments to initially apply Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers" for the six months ended September 30, 2018 and ASU 2016-02, "Leases" for the six months ended September 30, 2019.
[2]	Dividends per share Six months ended September 30, 2018 \ 3.00 Six months ended September 30, 2019 \ 15.00
[3]	Dividends per share Three months ended September 30, 2018 \ 3.00 Three months ended September 30, 2019 \ 15.00